Consolidated Statements of Comprehensive Income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUE (Notes 3 and 19.1.3):
Aeronautical services	$ 6,484,219	$ 4,532,194	$ 3,921,949
Non-aeronautical services	4,261,383	3,104,343	2,491,941
Construction services (Note 3.1.3)	1,844,216	2,116,954	2,580,707
Total revenue	12,589,818	9,753,491	8,994,597
OPERATING COSTS AND EXPENSES (Note 4):
Cost of aeronautical and non-aeronautical services (Includes impairment by Ps.4,719,096, Note 8.1)	9,010,017	2,499,095	2,144,003
Cost of construction	1,898,550	2,116,954	2,580,707
Administrative expenses	204,418	204,843	196,990
Total costs and operating expenses	11,112,985	4,820,892	4,921,700
Operating profit	1,476,833	4,932,599	4,072,897
Interest income	245,787	184,569	155,718
Interest expense	(618,831)	(126,186)	(97,017)
Exchange gain	761,782	738,648	379,741
Exchange loss	(620,572)	(842,500)	(548,405)
Operating expense	(231,834)	(45,469)	(109,963)
Income of joint venture accounted by the equity method (Note 9)	112,345	144,248	50,923
Gain in business combinations (Note 1)	7,029,200
Net income before income taxes	8,386,544	5,031,378	4,013,857
Income taxes (Note 14)
Asset tax	932	932	5,259
Income tax	1,635,447	1,401,184	1,094,863
Net income for the year	6,750,165	3,629,262	2,913,735
Net income for the year attributable to:
Controlling interest	5,834,484	3,629,262	2,913,735
Non-Controlling interest	915,681
Items that will not be reclassified to income for the period:
Remeasurement of labor obligations	(2,739)	(705)	463
Items that might be reclassified to income for the period:
Effect of the foreign currency translation in subsidiaries	315,021
Cancellation of the effect foreign currency translation in the joint venture	(655,515)
Other comprehensive income of joint venture accounted for by the equity method	(237,617)	400,346	272,757
Total comprehensive income for the year	6,169,315	4,028,903	3,186,955
Comprehensive income for the year attributable to:
Controlling interest	5,134,124	4,028,903	3,186,955
Non-Controlling interest	1,035,191
Total comprehensive income for the year	$ 6,169,315	$ 4,028,903	$ 3,186,955
Basic and diluted earnings per share expressed in Mexican Pesos (Note 18.19)	$ 19.45	$ 12.10	$ 9.71